Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Opening balance	918	816	868	648	53	5	1,839	1,469
Additions	17	202	94	95		0	111	297
Capitalised expenses			285	286			285	286
Amortisation			–235	–204	–2	–5	–237	–209
Impairments			–61	–12	–0		–61	–12
Exchange rate differences	–28	–99	0	–5	–	0	–28	–104
Disposals			–1	0		–0	–1	0
Changes in the composition of the groupand other changes			8	59	1	52	9	111
Closing balance	907	918	958	868	52	53	1,916	1,839

Gross carrying amount as at 31 December	907	918	2,608	2,359	61	60	3,575	3,338
Accumulated amortisation as at 31 December			–1,641	–1,487	–7	–5	–1,648	–1,492
Accumulated impairments as at 31 December			–9	–4	–2	–2	–11	–6
Net carrying value as at 31 December	907	918	958	868	52	53	1,916	1,839

Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill
Group of CGU’s				2019	2018
Retail Netherlands	Values in use	6.10%	0.00%	30	14
Retail Belgium	Values in use	6.94%	0.00%	50	50
Retail Germany	Values in use	6.10%	0.00%	349	349
Retail Growth Markets[1]	Values in use	10.47%	3.34%	209	231
Wholesale Banking[1]	Values in use	7.29%	0.69%	268	274
				907	918

1Goodwill related to Growth Countries is allocated across two groups of CGUs, EUR 209 million to Retail Growth Markets and EUR 61 million to Wholesale Banking (2018: EUR 230 million to Retail Growth Markets and EUR 67 million to Wholesale Banking).

Changes in the goodwill in 2019 mainly relate to the acquisition of 80% of the shares of Intersoftware Group B.V. The transaction resulted in recognition of EUR 16 million of goodwill which is fully allocated to Retail Netherland CGU.

In 2018, changes in the goodwill relate to the acquisition of 75% of the shares of Payvision Holding B.V. and 90% of the shares of Makelaarsland B.V. The acquisition of Payvision and Makelaarsland resulted in a recognition of goodwill of respectively EUR 188 million, allocated to Wholesale Banking, and EUR 14 million, allocated to Retail Netherland.

Other changes in goodwill of the CGU’s Wholesale Banking and Retail Growth Markets relate to changes in currency exchange rates. Reference is made to Note 47 ‘Consolidated companies and businesses acquired and divested’ for further information on the acquisitions that took place in 2018, 2019 and the goodwill recognised.

Methodology

Several methodologies are applied to arrive at the best estimate of the recoverable amount. In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). Fair value less costs of disposal is based on observable share prices (Level 1 inputs in the fair value hierarchy), observable Price-to-Book multiples of relevant peer banks (Level 2), or based on a discounted free cash flow model (Level 3). The VIU calculation is based on a Dividend Discount model using four year management approved plans. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates. These local conditions and requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate for EU-countries is based on long-term risk-free rate by reference to the yield of a composite index consisting of Euro generic government bonds, with a maturity of 30 years. For other countries, the growth rate includes long term inflation rate obtained from market sources.

The recoverable amount exceeds the carrying value of the CGUs for 2019 and 2018 and therefore no impairment is required.

Sensitivity of key assumptions

Key assumptions in the goodwill impairment test model are the Price-to-Book ratios, level 1 inputs (e.g. share price of a listed subsidiary), and the local parameters for CET1, discount rate, and long term growth rates. The model was tested for sensitivity by changing the key parameters in the model to more conservative values. The sensitivity analysis did not trigger additional impairment considerations.

Software and Other intangible assets

Software, includes internally developed software amounting to EUR 741 million (2018: EUR 624 million).

In 2018, Changes in the composition of the group and other changes mainly relates to the recognition of intangible assets following the acquisition of Payvision. Reference is made to Note 47 ‘Consolidated companies and businesses acquired and divested’ for further information on the acquisitions that took place in 2018 and the assets and liabilities recognised.

The carrying value of CGU Wholesale Banking includes EUR 20 million of intangibles with indefinite life which relates to acquired trade names in the payments and cash management business. The asset is deemed to have indefinite life because there is no foreseeable limit to the cash flows generated by those intangible assets.

No impairment of indefinite useful life asset was recognised in 2019 (2018: nil).